INVENTORIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Supplies	$ 57,195,000	$ 56,612,000
Stockpile	23,029,000	16,940,000
Work in process	21,129,000	27,649,000
Finished goods	27,028,000	25,417,000
Inventories	128,381,000	126,618,000
Cost of inventories recognised as expense during period	501,682,000	$ 457,465,000
Inventory write-down	$ 0